Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–83.49%(b)(c)
Aerospace & Defense–2.71%
ADB Safegate Lux (CEP IV/ADBAS) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.45%	10/05/2026	EUR	7,470	$8,456,028
Arxis
Delayed Draw Term Loan(d)	0.00%	02/26/2032		$255	253,739
Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	02/26/2032		2,704	2,689,636
AVS (Ramudden Global) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	5.56%	12/10/2029	EUR	7,000	7,901,614
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.50%)	6.78%	07/01/2031		2,048	2,043,954
Term Loan (1 mo. Term SOFR + 2.50%)	6.83%	07/01/2031		3,583	3,578,706
Engineering Research and Consulting LLC, First Lien Term Loan (6 mo. Term SOFR + 5.00%)(e)	9.29%	08/15/2031		5,282	5,222,382
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	8.19%	04/30/2028		7,246	7,065,677
Greenrock Finance, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	07/06/2029		2,972	2,977,247
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	09/22/2028		8,382	8,347,688
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.18%	02/01/2028		7,175	6,234,765
Propulsion (BC) Newco LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	09/14/2029		2,772	2,782,210
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/18/2030		9,040	8,886,265
Titan Acquisition Holdings L.P. (aka LSF11 Trinity), Term Loan B (1 mo. Term SOFR + 3.00%)(e)	7.32%	06/14/2030		1,512	1,512,089
TransDigm, Inc.
Term Loan I (3 mo. Term SOFR + 2.75%)	7.05%	08/24/2028		6,985	7,014,141
Term Loan J (3 mo. Term SOFR + 2.50%)	6.80%	02/28/2031		2,436	2,438,287
Term Loan K (3 mo. Term SOFR + 2.75%)	7.05%	03/22/2030		486	487,707
					77,892,135
Air Transport–1.62%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	6.52%	04/20/2028		19,995	19,817,920
Term Loan B(f)	–	05/07/2032		1,676	1,684,832
American Airlines, Inc.
Term Loan (6 mo. Term SOFR + 2.25%)	6.51%	06/04/2029		12,741	12,599,394
Term Loan B (6 mo. Term SOFR + 2.25%)	6.50%	02/15/2028		55	53,966
eTraveli Group Holding AB (Sweden), Term Loan B-2 (3 mo. EURIBOR + 4.00%)	6.36%	11/02/2028	EUR	1,578	1,808,630
Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	9.25%	02/15/2032		7,740	7,736,196
United AirLines, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	6.28%	02/24/2031		1,430	1,436,194
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.75%)	7.55%	02/14/2031		1,516	1,505,815
					46,642,947
Automotive–2.49%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.44%	04/06/2028		4,235	4,102,402
Belron Group S.A., Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/16/2031		5,935	5,967,116
DexKo Global, Inc., Incremental First Lien Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	10/04/2028		4,688	4,516,684
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)(e)	7.44%	12/17/2028		1,086	1,086,028
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(e)	10.33%	08/30/2030		4,997	4,784,982
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	9.54%	03/30/2027		3,444	3,338,581
First Lien Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 04/14/2023-01/04/2024; Cost $2,974,749)(g)	9.54%	03/30/2027		2,990	2,897,682
Highline Aftermarket Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.50%)(e)	7.83%	02/15/2030		7,799	7,828,291
Lippert Components, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)(e)	6.83%	03/19/2032		3,966	3,980,579
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.83%	04/23/2031		3,154	3,136,886
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	05/04/2028		10,448	10,378,929
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/11/2031		2,073	2,078,206
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL) (Canada), Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	01/15/2032		10,464	10,451,082
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	07/16/2031		$3,505	$3,504,270
Wand Newco 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/30/2031		3,514	3,486,285
					71,538,003
Beverage & Tobacco–0.63%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	07/31/2028		10,123	10,076,600
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (Acquired 04/25/2024-05/07/2024; Cost $4,323,499)(e)(g)	10.51%	04/05/2028		4,541	1,861,950
Term Loan (3 mo. Term SOFR + 1.76%) (Acquired 01/06/2025-03/03/2025; Cost $1,496,903)(e)(g)	13.58%	01/03/2026		1,602	1,481,562
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024; Cost $10,109,349)(e)(g)	8.02%	04/05/2028		10,680	4,378,913
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024-04/15/2025; Cost $8,625,525)(g)	9.52%	04/05/2028		10,843	250,792
					18,049,817
Brokers, Dealers & Investment Houses–0.24%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/02/2028		1,222	1,219,693
Creative Planning (CPI Holdco B LLC), Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	05/17/2031		1,656	1,657,605
Orion US Finco (OSTTRA), Term Loan B(f)	–	05/20/2032		4,125	4,132,626
					7,009,924
Building & Development–3.44%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (e)(f)	–	05/28/2030		1,801	1,787,883
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.68%	11/03/2028		6,425	6,408,696
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%)(e)	9.54%	08/03/2029		15,565	6,926,626
Term Loan A (3 mo. Term SOFR + 5.76%)(e)	10.04%	08/03/2029		4,641	4,223,630
Term Loan B (3 mo. Term SOFR + 5.76%)(e)	10.04%	08/03/2029		4,628	4,211,086
Flakt Woods (Fusilli Holdco) (France), Term Loan B (6 mo. EURIBOR + 5.00%) (Acquired 02/24/2022-04/24/2024; Cost $1,880,882)(g)	7.17%	04/12/2026	EUR	1,719	1,959,178
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	06/17/2031		4,164	4,170,902
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.76%)	8.06%	12/22/2028		3,899	3,912,737
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%)	7.88%	04/01/2028		11,664	7,915,084
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	10/02/2028		4,048	4,046,085
Janus International Group LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.78%	08/03/2030		1,410	1,404,168
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	02/16/2029		12,551	11,939,355
MI Windows and Doors LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	03/28/2031		2,050	2,048,285
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	04/29/2029		10,681	9,692,920
Quikrete Holdings, Inc.
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	03/19/2029		3,754	3,755,430
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	02/15/2032		6,262	6,243,154
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	6.58%	04/14/2031		7,256	7,232,344
QXO / Beacon Roofing, Term Loan B (3 mo. Term SOFR + 3.00%)	7.28%	04/23/2032		3,630	3,645,886
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	09/20/2030		5,646	5,664,716
Tecta America Corp., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/08/2032		1,695	1,699,425
					98,887,590
Business Equipment & Services–9.50%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.18%	05/12/2028		9,098	9,121,134
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(d)	0.00%	05/17/2028		239	238,895
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/17/2028		5,493	5,481,703
Boost Newco Borrower LLC (WorldPay), Term Loan B (3 mo. Term SOFR + 2.00%)	6.30%	01/31/2031		9,741	9,769,496
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	05/10/2027		11,319	11,290,600
Cimpress USA, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.83%	11/01/2030		11,882	11,817,303
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Cloud Software Group, Inc.
Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	03/21/2031		$4,586	$4,580,696
Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	03/30/2029		4,189	4,184,154
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.02%	02/12/2029		3,743	3,050,139
Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/10/2028		15,173	14,286,401
Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	11/02/2029		2,424	2,424,831
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027		17,716	17,265,534
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.31%	04/07/2028		1,901	1,824,736
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.33%	04/26/2029		5,657	5,659,070
Dun & Bradstreet Corp. (The), Term Loan B (1 mo. Term SOFR + 2.25%)	6.57%	01/18/2029		12,422	12,430,147
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/01/2029		13,228	13,208,715
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.08%	05/12/2028		13,555	13,518,609
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028		4,123	4,128,080
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	6.61%	04/01/2028	EUR	11,558	13,120,287
Kantar Media (Luxembourg), Term Loan B(f)	–	03/06/2032	EUR	2,113	2,407,325
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	7.92%	10/25/2029	EUR	7,138	6,601,070
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.28%	08/11/2028		3,813	3,822,878
Monitronics International, Inc., DIP Term Loan A (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $30,143,582)(g)	12.09%	06/30/2028		30,129	30,003,780
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(e)	8.05%	03/02/2028		4,322	4,335,150
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-01/05/2022; Cost $8,962,501)(g)	9.23%	07/27/2027		9,197	4,617,720
Plano HoldCo, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)(e)	7.80%	10/02/2031		5,408	5,427,898
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/30/2031		7,526	7,560,660
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.19%	01/31/2028		6,188	6,233,915
Rubix Group Finco Ltd. (Brammer/IPH) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	6.14%	09/30/2028	EUR	1,289	1,473,548
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	11/14/2030		12,441	12,466,608
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR + 3.75%)	8.06%	06/02/2028		1,387	1,396,102
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.56%	03/04/2028		29,554	25,432,076
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan B(d)	0.00%	08/31/2028		823	826,967
Term Loan B (1 mo. Term SOFR + 4.25%)	8.55%	08/31/2028		2,983	2,996,983
					273,003,210
Cable & Satellite Television–3.09%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	1,376	1,306,144
Term Loan (3 mo. Term SOFR + 5.00%)	9.26%	10/31/2027		12,283	10,240,803
Term Loan B (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	3,289	3,123,198
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.94%	09/01/2028		1,092	1,084,379
Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.58%	09/18/2030		10,682	10,603,538
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. PRIME + 3.00%)	10.50%	08/14/2026		9,264	8,301,258
Term Loan B-11 (3 mo. Term SOFR + 1.75%)	9.25%	07/31/2025		1,400	1,235,898
Term Loan B-12 (3 mo. Term SOFR + 7.50%)	10.19%	01/31/2026		22,096	19,657,120
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.78%	08/15/2028	EUR	4,781	5,017,356
UPC - LG (Sunrise), Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.79%	02/17/2032		8,144	8,145,325
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.69%	01/31/2029		3,195	3,155,794
Term Loan Y (6 mo. Term SOFR + 3.28%)	7.37%	03/31/2031		17,123	16,890,325
					88,761,138
Chemicals & Plastics–8.20%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan(e)(f)	–	08/03/2026		4,926	4,719,162
Incremental Term Loan (3 mo. Term SOFR + 6.90%)(e)	11.19%	08/06/2026		75	72,250
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029		$7,998	$7,366,004
AkzoNobel Chemicals, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		4,889	4,910,266
Aruba Investments, Inc., First Lien Term Loan (1 mo. EURIBOR + 4.00%)	6.01%	11/24/2027	EUR	3,600	3,948,641
Ascend Performance Materials Operations LLC
DIP Term Loan (1 mo. Term SOFR + 10.11%)	14.44%	10/23/2025		5,853	5,677,158
Term Loan (Acquired 03/23/2022-01/31/2025; Cost $14,987,015)(g)(h)(i)	0.00%	08/27/2026		15,180	882,312
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 2.75%)	7.08%	09/09/2031		3,600	3,604,710
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.09%	12/01/2030		7,843	7,867,211
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.00%)	7.33%	08/18/2028		9,579	9,443,698
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.34%	11/01/2030		4,629	4,579,512
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.02%	10/04/2029		12,321	12,312,154
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.28%	10/04/2030		1,420	1,349,837
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%) (Acquired 08/12/2021-03/22/2023; Cost $9,374,738)(g)	9.81%	11/01/2028		9,842	5,183,677
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 4.64% Cash Rate(j)	6.90%	12/31/2027		127	14,480
Term Loan (3 mo. EURIBOR + 4.25%)	6.43%	12/31/2026	EUR	5,106	5,609,621
Term Loan (3 mo. Term SOFR + 4.25%)	8.53%	12/31/2026		2,002	1,933,471
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/16/2031		3,834	3,783,259
Hasa Intermediate Holdings, LLC
Incremental Delayed Draw Term Loan(d)(e)	0.00%	01/10/2029		378	378,457
Incremental Term Loan (3 mo. Term SOFR + 4.75%)(e)	8.78%	01/10/2029		3,831	3,831,258
Revolver Loan(d)(e)	0.00%	01/10/2029		863	862,825
Revolver Loan (3 mo. Term SOFR + 4.75%)(e)	8.78%	01/10/2029		973	972,974
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	10/01/2031		9,774	8,772,166
Term Loan B (1 mo. Term SOFR + 4.35%)	8.68%	04/02/2029		4,850	4,461,568
Term Loan B (1 mo. Term SOFR + 3.85%)	8.18%	03/14/2030		2,572	2,298,975
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	02/18/2030		16,512	16,026,691
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/07/2031		10,814	10,473,495
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/31/2029		5,677	5,700,294
Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.51%	04/03/2028		4,144	4,162,572
Oxea Corp. (OQ Chemicals) (Oman)
Term Loan B-1 (3 mo. EURIBOR + 2.78%)	6.10%	04/07/2031	EUR	6,586	7,159,042
Term Loan B-2 (3 mo. Term SOFR + 2.84%)	7.35%	04/07/2031		15,275	14,587,941
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	12/14/2027		2,427	2,437,438
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.26%	09/15/2028		7,684	7,689,243
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	6.94%	05/03/2028		6,981	3,034,658
Term Loan A (3 mo. Term SOFR + 9.50%)	12.74%	05/03/2028		2,639	2,664,911
Term Loan B (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		19,418	19,668,934
Term Loan C (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		2,294	2,323,089
Univar, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	08/01/2030		11,611	11,594,933
USALCO LLC
Delayed Draw Term Loan(d)	0.00%	09/17/2031		431	433,575
Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	09/17/2031		4,175	4,197,706
V Global Holdings LLC
Revolver Loan(d)(e)	0.00%	12/22/2027		192	182,978
Revolver Loan (1 mo. USD LIBOR + 5.75%)(e)	12.25%	12/22/2027		698	664,969
Term Loan (3 mo. Term SOFR + 5.90%)(e)	10.20%	12/22/2027		7,095	6,761,954
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.55%	09/22/2028		11,023	11,017,300
					235,617,369
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–0.32%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	02/12/2032		$5,964	$5,923,689
Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	12/21/2028		3,164	3,147,266
					9,070,955
Containers & Glass Products–2.00%
Berlin Packaging LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.82%	06/07/2031		10,799	10,834,960
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(d)	0.00%	04/30/2032		163	162,410
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.48%	04/30/2032		5	5,023
Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/30/2032		9,640	9,577,170
Iris Holding, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.85%)	9.13%	06/28/2028		5,485	5,262,013
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $16,412,237)(g)	10.93%	11/22/2027		16,930	16,421,733
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.58%	10/04/2028		5,411	5,472,360
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	8.20%	10/04/2028		6,626	5,654,772
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)(e)	7.58%	07/12/2029		4,064	4,084,170
					57,474,611
Cosmetics & Toiletries–0.71%
Bausch and Lomb, Inc. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	09/29/2028		4,473	4,474,902
Term Loan (1 mo. Term SOFR + 3.35%)	7.68%	05/10/2027		9,650	9,632,457
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.19%	06/29/2028	EUR	5,831	6,199,288
					20,306,647
Drugs–0.47%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	6.48%	11/15/2027		13,617	13,588,812
Ecological Services & Equipment–0.89%
Anticimex Global AB (Sweden)
Term Loan B-1 (3 mo. Term SOFR + 3.40%)	7.66%	11/16/2028		470	470,369
Term Loan B-6 (3 mo. Term SOFR + 3.40%)	7.66%	11/16/2028		2,826	2,836,568
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)(e)	7.58%	09/20/2030		8,734	8,756,174
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	02/04/2032		5,732	5,713,838
Groundworks LLC
Delayed Draw Term Loan(d)	0.00%	03/14/2031		552	551,310
Delayed Draw Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	03/14/2031		104	104,224
Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	03/14/2031		3,541	3,539,268
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	10/03/2031		3,558	3,579,594
					25,551,345
Electronics & Electrical–7.38%
Allegro MicroSystems, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	10/31/2030		569	569,660
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.27%)	6.80%	02/24/2031		638	641,177
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	8.28%	03/03/2028		3,805	3,815,937
Avalara, Inc. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	03/19/2032		7,392	7,404,133
Boxer Parent Co., Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	07/30/2031		4,459	4,433,623
CommerceHub, Inc., Term Loan B (3 mo. Term SOFR + 4.15%)	8.41%	01/01/2028		1,240	1,203,220
EverCommerce, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	07/06/2028		1,364	1,368,021
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(e)	8.80%	12/14/2031		3,332	3,323,714
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(e)	8.78%	12/05/2031		1,660	1,655,633
GoTo Group, Inc. (LogMeIn), Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	04/30/2028		10,838	4,044,037
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC)
Term Loan B-5 (3 mo. EURIBOR + 4.00%)	6.36%	09/30/2028	EUR	1,123	1,281,719
Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.55%	09/30/2028		7,810	7,844,103
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 4.98%)	7.36%	10/17/2028	EUR	954	1,084,546
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(e)	10.57%	03/02/2028		$1,482	$1,400,542
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.29%	03/02/2028		6,800	6,222,330
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.54%	03/02/2029		1,609	1,387,387
Instructure Holdings, Inc., Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	9.21%	09/10/2032		2,572	2,582,921
ION Corp. (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	07/18/2030		3,890	3,892,067
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(e)	11.46%	08/17/2028		3,568	3,424,974
Term Loan (3 mo. GBP SONIA + 7.03%)(e)	11.49%	08/17/2028	GBP	2,678	3,478,519
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%)(e)	14.44%	06/30/2025		286	388,509
Incremental Term Loan (1 mo. Term SOFR + 9.86%)(e)	14.26%	06/30/2025		858	1,194,096
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(e)	14.40%	06/30/2025		423	581,973
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $1,128,063)(e)(g)	14.42%	06/30/2025		1,146	1,583,646
Term Loan (3 mo. Term SOFR + 10.00%)(e)	14.25%	06/30/2025		888	1,206,969
Term Loan (3 mo. EURIBOR + 3.50%)	5.77%	07/15/2030	EUR	1,227	1,391,814
Term Loan B (3 mo. Term SOFR + 5.01%) (Acquired 08/13/2021-10/31/2022; Cost $12,315,261)(e)(g)	9.34%	08/18/2028		12,613	378,391
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.53%	07/27/2028		7,867	7,931,591
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	03/01/2029		3,500	3,378,375
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.78%	07/01/2031		1,449	1,407,961
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.69%	04/30/2026		14,928	13,883,467
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 01/14/2022-03/10/2025; Cost $6,207,626)(e)(g)	6.51%	03/03/2028	EUR	5,496	5,148,479
Opal Bidco S.A.S., Term Loan (3 mo. EURIBOR + 3.50%)	5.62%	03/31/2032	EUR	1,000	1,140,179
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	03/28/2031		6,525	6,561,925
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/31/2028		13,033	13,044,499
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022-04/29/2024; Cost $19,952,938)(e)(g)	8.73%	02/01/2029		21,497	16,552,514
RANGE RED OPER, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.10%)(e)	12.69%	10/01/2029		3	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	04/05/2030		12,145	11,237,611
Shift4 Payments, LLC, Term Loan B(f)	–	05/10/2032		2,190	2,205,627
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		9,442	9,291,283
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	11.95%	05/18/2026		1,353	1,244,636
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/31/2031		7,061	7,067,336
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	04/17/2031		4,074	4,080,161
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	02/10/2031		7,146	7,167,909
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	7.33%	11/20/2028		6,870	6,904,306
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.75%)(e)	7.79%	05/31/2029	EUR	13,364	14,582,052
Term Loan B-2 (6 mo. Term SOFR + 5.75%)(e)	10.01%	05/31/2029		7,500	7,282,794
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	08/26/2031		4,192	4,171,245
					212,067,611
Farming/Agriculture–0.16%
Rovensa (Root Bidco S.a.r.l.) (Portugal), Term Loan B (6 mo. EURIBOR + 5.25%)	7.85%	09/29/2027	EUR	3,958	4,518,658
Financial Intermediaries–2.46%
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	09/05/2031		1,205	1,204,514
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	7.83%	02/14/2031		10,315	10,343,795
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	06/13/2031		6,115	6,128,516
Citrin Cooperman Advisors, LLC
Delayed Draw Term Loan(d)	0.00%	03/31/2032		267	266,111
Term Loan B (3 mo. Term SOFR + 3.00%)	7.28%	03/31/2032		4,143	4,124,724
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	04/07/2028		7,833	7,837,824
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/28/2031		$4,917	$4,917,117
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	02/28/2031		7,353	7,387,319
Grant Thornton Advisors LLC
Delayed Draw Term Loan(d)	0.00%	06/02/2031		184	183,714
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	06/02/2031		3,403	3,405,089
Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	06/02/2031		8,274	8,258,997
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.44%	09/15/2028		7,765	7,709,784
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		7,327	7,250,294
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	06/18/2029		1,667	1,674,501
					70,692,299
Food Products–1.48%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	12/18/2026		982	988,463
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (United Kingdom), Term Loan B (6 mo. EURIBOR + 4.00%)	6.38%	02/12/2027	EUR	2,600	2,881,525
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)(e)	9.30%	10/18/2028		2,986	2,120,249
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.56%	10/18/2028		19,029	13,582,248
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	12.56%	10/18/2029		4,194	2,201,917
Sigma Holdco B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	6.56%	01/02/2028	EUR	4,505	5,113,434
Term Loan B (6 mo. Term SOFR + 3.88%)	8.07%	01/03/2028		7,018	7,011,301
Solina Group Services (Powder Bidco) (France), Term Loan B (6 mo. Term SOFR + 3.36%)	7.55%	03/07/2029		2,979	2,982,813
United Petfood (Belgium), Term Loan B (3 mo. EURIBOR + 2.75%)	5.17%	02/05/2032	EUR	2,172	2,469,704
Valeo Foods (Platform Bidco Ltd.) (United Kingdom)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.75%)	7.11%	09/29/2028	EUR	736	839,971
Term Loan B (6 mo. EURIBOR + 4.00%)	6.13%	09/29/2028	EUR	2,000	2,260,602
					42,452,227
Food Service–0.73%
Areas (Pax Midco Spain) (Spain), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	6.52%	12/31/2029	EUR	11,700	13,305,491
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/15/2027		1,826	1,826,774
WW International, Inc., Term Loan(h)(i)	0.00%	04/13/2028		17,831	5,710,436
					20,842,701
Forest Products–0.18%
NewLife Forest Restoration LLC, Term Loan (e)(f)	–	04/10/2029		5,221	5,221,593
Health Care–4.93%
Acacium (Impala Bidco Ltd.) (United Kingdom), Term Loan B (1 mo. GBP SONIA + 5.25%)	9.21%	06/08/2028	GBP	1,000	1,029,038
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.85%)	10.18%	12/10/2029		1,651	1,646,387
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/10/2028		5,064	5,046,746
Bracket Intermediate Holding Corp. (Signant), Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	05/08/2028		3,950	3,961,518
Cerba (Chrome Bidco) (United Kingdom)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	5.96%	02/16/2029	EUR	4,125	3,648,908
Incremental Term Loan D (3 mo. EURIBOR + 5.45%)	7.46%	02/16/2029	EUR	2,500	2,239,562
Term Loan B (1 mo. EURIBOR + 3.70%)	5.71%	06/30/2028	EUR	12,494	11,066,427
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(e)	7.30%	06/26/2031		503	503,726
Global Medical Response, Inc., Term Loan (3 mo. Term SOFR + 4.75%)	9.08%	10/31/2028		11,200	11,232,527
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)(e)	7.55%	03/15/2032		2,247	2,247,329
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(e)	7.05%	09/07/2028		4,705	4,710,373
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/06/2028		1,299	1,307,203
Lanai Holdings III, Inc. (Performance Health), Term Loan B (6 mo. Term SOFR + 3.75%)(e)	7.95%	02/28/2032		4,462	4,372,695
LSCS Holdings, Inc. (Eversana), Term Loan (3 mo. Term SOFR + 4.50%)	8.80%	09/04/2025		286	280,559
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
MB2 Dental Solutions LLC
Delayed Draw Term Loan(d)(e)	0.00%	02/15/2031		306	$307,843
Delayed Draw Term Loan(d)(e)	0.00%	02/15/2031		1,112	1,118,809
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/15/2031		$532	535,572
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/15/2031		681	685,183
Revolver Loan(d)(e)	0.00%	02/15/2031		132	131,614
Revolver Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/15/2031		33	32,903
Term Loan (1 mo. Term SOFR + 5.50%)(e)	9.83%	02/13/2031		4,704	4,731,965
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		2,544	2,540,461
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		8,358	8,176,554
Term Loan (1 mo. Term SOFR + 4.11%)	8.44%	12/17/2028		6,315	5,715,369
Mehilainen Yhtiot Oy (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.90%)	6.26%	08/05/2031	EUR	3,023	3,456,358
Opella, Term Loan B (3 mo. Term SOFR + 3.25%)	9.75%	03/31/2032		10,635	10,661,771
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	05/19/2031		3,485	3,402,598
Pathway Vet Alliance LLC, First Lien Term Loan(f)	–	09/30/2029		4,540	4,536,626
R1 RCM, Inc.
Delayed Draw Term Loan B(d)	0.00%	10/24/2031		539	538,785
Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/24/2031		7,550	7,542,996
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	12/31/2028		399	400,504
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.53%	12/11/2031		6,357	6,369,354
Sulo S.A.S. (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.89%)	6.25%	07/11/2031	EUR	1,000	1,132,969
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	11/24/2028		3,252	2,483,935
TEAM Services Group LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.53%	12/20/2027		6,739	6,730,506
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		12,364	12,217,347
Waystar Technologies, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	10/22/2029		222	222,887
Zelis Cost Management Buyer, Inc.
Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	11/26/2031		2,223	2,222,670
Term Loan B-2 (1 mo. Term SOFR + 2.75%)	7.08%	09/28/2029		2,451	2,436,053
					141,624,630
Home Furnishings–2.29%
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		2,956	2,922,353
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	10/02/2031		11,711	11,549,740
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.60%)(e)	11.88%	06/29/2028		753	754,456
Term Loan (3 mo. Term SOFR + 7.61%)	11.91%	06/29/2028		10,664	9,778,176
SIWF Holdings, Inc.
First Lien Delayed Draw Term Loan(d)	0.00%	12/19/2029		6,189	6,207,992
Term Loan A-1 (1 mo. Term SOFR + 4.50%)	8.83%	12/19/2029		4,791	4,805,937
Term Loan A-2 (1 mo. Term SOFR + 4.11%)	8.44%	12/19/2025		13,892	11,165,652
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.76%	10/03/2031		10,084	10,133,758
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.68%	10/30/2027		1,831	1,828,680
Term Loan B (1 mo. Term SOFR + 3.36%)	7.69%	10/30/2027		6,743	6,699,689
					65,846,433
Industrial Equipment–3.71%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	08/19/2031		12,723	12,747,104
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.79%	03/15/2030		2,831	2,842,409
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	08/16/2029		1,685	1,689,396
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	05/01/2031		9,799	9,762,762
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	10/11/2030		6,130	6,165,509
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	08/04/2031		4,013	3,998,513
Term Loan B (3 mo. Term SOFR + 2.50%)	6.83%	05/31/2030		468	466,224
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(d)	0.00%	06/04/2026		10,250	9,711,875
Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029		10,478	10,394,908
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Madison IAQ LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.56%	03/29/2032		$12,328	$12,355,786
Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B (1 mo. Term SOFR + 2.25%)(e)	6.58%	02/17/2032		2,312	2,318,071
Tank Holding Corp.
Revolver Loan(d)(e)	0.00%	03/31/2028		922	848,742
Term Loan (1 mo. Term SOFR + 5.85%)	10.18%	03/31/2028		9,617	9,081,850
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	5.85%	04/30/2030	EUR	1,399	1,591,494
Term Loan B (2 mo. Term SOFR + 2.95%)	7.24%	04/30/2030		8,614	8,643,962
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.19%	11/19/2028		13,085	12,937,937
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(e)	11.44%	11/19/2029		1,148	1,099,140
					106,655,682
Insurance–2.27%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.00%)	7.33%	11/06/2030		13,725	13,676,732
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.07%	09/19/2031		19,056	18,995,414
AmWINS Group, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	01/23/2032		6,493	6,493,464
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.50%)	6.77%	06/20/2030		2,142	2,144,783
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	07/31/2031		11,624	11,655,377
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	05/06/2031		5,229	5,226,358
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	11/23/2029		5,470	5,458,535
Term Loan B (3 mo. Term SOFR + 2.25%)	6.55%	09/27/2030		1,518	1,513,477
					65,164,140
Leisure Goods, Activities & Movies–3.39%
ATG Entertainment
Term Loan B(e)(f)	–	03/21/2032		3,629	3,642,614
Term Loan B(e)(f)	–	04/02/2032	EUR	1,175	1,346,954
Carnival Corp.
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	07/14/2025		20	20,301
Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	10/18/2028		5,249	5,257,749
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	12/02/2031		18,814	18,862,227
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	02/05/2029		7,332	7,362,736
Galileo Global Education Finance S.a.r.l. (Luxembourg)
Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.38%	07/14/2031	EUR	87	97,980
Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.38%	07/19/2031	EUR	996	1,127,159
GBT Group Servicers B.V. (fka Global Business Travel Holdings Ltd.) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.50%)	6.78%	07/25/2031		7,197	7,202,085
Herschend Entertainment Co., LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	05/14/2032		2,281	2,290,350
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/01/2031		2,741	2,713,830
Nord Anglia Education (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	01/09/2032		7,874	7,909,574
Orbiter International S.a.r.l. (United Kingdom), Term Loan (6 mo. EURIBOR + 3.92%)	6.48%	10/25/2028	EUR	3,000	3,214,334
Parques Reunidos (Piolin Bidco S.A.U.) (Luxembourg)
Revolver Loan(d)(e)	0.00%	03/16/2026	EUR	1,642	1,734,415
Term Loan B-4 (6 mo. EURIBOR + 4.50%)	7.05%	09/16/2029	EUR	637	730,118
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%) (Acquired 11/18/2021-03/11/2024; Cost $12,807,513)(g)	5.91%	03/05/2027	EUR	12,217	13,736,337
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $2,860,431)(e)(g)	10.76%	12/31/2027	EUR	3,883	6,172,243
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 09/15/2022-02/20/2024; Cost $1,885,666)(g)	10.26%	06/30/2027	EUR	1,872	2,109,419
Term Loan (6 mo. EURIBOR + 8.50%) (Acquired 02/20/2024-04/08/2025; Cost $2,519,193)(e)(g)	10.76%	12/31/2027	EUR	2,377	3,778,695
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2025; Cost $1,156,609)(e)(g)	10.26%	06/30/2027	EUR	1,101	2,000,797
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	9.07%	08/13/2031		6,056	6,086,115
					97,396,032
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–2.36%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	12.00%	03/12/2030		$1,291	$1,291,170
Term Loan (1 mo. Term SOFR + 7.61%)	11.95%	03/11/2030		1,153	1,137,660
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	02/06/2030		2,017	2,015,359
Term Loan (1 mo. Term SOFR + 2.25%)	6.58%	02/06/2031		8,961	8,947,242
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	01/27/2029		14,246	14,181,925
GVC Finance LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	10/31/2029		14,944	15,015,553
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	6.33%	08/02/2028		742	740,059
Motel One (One Hotels GmbH) (Germany), Term Loan B(f)	–	05/03/2032	EUR	1,084	1,241,236
Penn Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	05/03/2029		5,694	5,692,697
Travel + Leisure Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/14/2029		2,850	2,845,215
Voyager Parent, LLC, Term Loan B(f)	–	05/10/2032		14,938	14,691,957
					67,800,073
Nonferrous Metals & Minerals–1.36%
ACNR Holdings, Inc., Term Loan	13.00%	12/11/2029		14,553	14,328,730
AZZ, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.83%	05/14/2029		958	963,496
Covia Holdings Corp., Term Loan B 3 mo. Term SOFR + 3.25%)	9.75%	02/13/2032		9,675	9,681,428
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 5.75%)	10.02%	05/30/2030		7,379	7,028,068
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.00%)	7.28%	01/31/2029		7,144	7,135,453
					39,137,175
Oil & Gas–2.18%
EPIC Crude Services L.P., Term Loan B (3 mo. Term SOFR + 3.00%)	7.26%	10/10/2031		1,024	1,027,532
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	10/11/2030		3,470	3,477,569
McDermott International Ltd.
LOC(d)	0.00%	06/30/2027		9,674	7,883,989
LOC (3 mo. Term SOFR + 4.26%)	8.55%	06/30/2027		5,404	3,431,211
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(j)	8.44%	12/31/2027		4,896	2,159,147
Term Loan (1 mo. Term SOFR + 3.11%)	7.44%	06/30/2027		725	398,826
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.01%	02/28/2030		4,702	4,595,574
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/26/2031		5,208	5,223,642
Prairie Acquiror L.P., Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	08/01/2029		5,388	5,423,702
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/18/2031		8,006	8,019,882
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	07/30/2031		1,449	1,452,503
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	09/25/2030		14,434	14,461,199
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	11/17/2028		2,771	2,783,458
WhiteWater Matterhorn, Term Loan B(f)	–	05/12/2032		2,218	2,218,722
WhiteWater Whistler Holdings LLC, Term Loan B (3 mo. Term SOFR + 1.76%)	6.05%	02/15/2030		1	619
					62,557,575
Publishing–2.33%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	08/12/2028		628	629,151
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	03/22/2031		17,269	17,309,857
Century DE Buyer LLC (Simon & Schuster), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.78%	10/30/2030		2,785	2,799,556
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	12/01/2028		13,538	13,563,360
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (3 mo. Term SOFR + 5.35%)	9.63%	04/09/2029		11,598	11,555,910
Second Lien Term Loan B (1 mo. Term SOFR + 8.46%)	12.78%	04/08/2030		8,093	7,951,712
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	08/06/2031		10,872	10,915,154
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	05/03/2028		2,359	2,273,430
					66,998,130
Radio & Television–0.40%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029		7,440	6,128,959
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Univision Communications, Inc., Incremental Term Loan B (1 mo. Term SOFR + 3.61%)	7.94%	01/31/2029		$5,662	$5,510,510
					11,639,469
Retailers (except Food & Drug)–1.18%
Action Holding B.V. (Peer Holdings) (Netherlands)
Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	07/01/2031		2,737	2,746,379
Term Loan B-4 (3 mo. Term SOFR + 2.50%)	6.80%	10/28/2030		5,696	5,717,815
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2032		13,112	13,031,755
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.50%)	6.78%	11/08/2032		9,136	9,135,908
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/26/2028		3,134	3,139,238
					33,771,095
Surface Transport–1.03%
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		340	340,835
Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		12,386	12,408,318
Term Loan C (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		153	153,036
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%)	9.97%	01/30/2030	EUR	5,492	6,323,881
Term Loan B (6 mo. EURIBOR + 8.00%)	10.47%	07/30/2030	EUR	1,703	1,725,713
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.30%	03/01/2032		5,987	6,007,518
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.43% Cash Rate(e)(j)	7.25%	10/03/2029		3,059	2,615,550
					29,574,851
Telecommunications–4.38%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	08/01/2028		8,258	6,565,401
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	01/30/2031		14,264	14,343,913
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. Term SOFR + 3.26%)	7.56%	11/12/2027		3,602	3,593,272
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/26/2032		681	680,309
II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	07/02/2029		2,623	2,633,457
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.83%	09/27/2029		19,044	17,484,457
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	03/30/2032		16,602	16,729,655
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	6.79%	04/15/2030		2	2,487
Term Loan B-2 (1 mo. Term SOFR + 2.46%)	6.79%	04/15/2029		1,805	1,790,107
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	08/13/2031		308	308,390
MLN US HoldCo LLC (dba Mitel)
DIP Term Loan (1 mo. Term SOFR + 8.00%)(e)	12.33%	07/03/2025		10,320	8,823,352
DIP Term Loan (1 mo. Term SOFR + 8.00%)(e)	12.33%	07/31/2025		8,672	6,243,715
First Lien Term Loan B(h)(i)	0.00%	11/30/2025		358	2,693
Revolver Loan(e)(h)(i)	0.00%	11/18/2025		5,316	1,701,259
Second Lien Term Loan B(h)(i)	0.00%	11/30/2026		924	6,950
Second Lien Term Loan B-1(e)(h)(i)	0.00%	10/18/2027		23,470	118,526
Term Loan(e)(h)(i)	0.00%	10/18/2027		2,050	656,015
Third Lien Term Loan(e)(h)(i)	0.00%	10/18/2027		8,152	41,167
ViaSat, Inc.
Term Loan (1 mo. Term SOFR + 4.61%)	8.94%	03/02/2029		8,470	8,042,627
Term Loan B (1 mo. Term SOFR + 4.61%)	8.94%	05/30/2030		3,683	3,455,566
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)(e)	7.57%	05/11/2029		7,242	7,242,011
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(e)	9.18%	09/25/2031		10,155	10,205,677
Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	03/09/2027		4,914	4,724,923
Term Loan (1 mo. Term SOFR + 3.11%)	7.44%	03/09/2027		11,073	10,604,104
					126,000,033
Utilities–2.98%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.54%)	7.08%	09/30/2031		6,778	6,815,577
Calpine Corp., Term Loan B-10 (1 mo. Term SOFR + 1.75%)	6.08%	01/31/2031		267	266,529
Cornerstone Generation LLC, Term Loan B(f)	–	10/28/2031		9,028	9,082,120
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.58%	04/03/2028	$7,011	$7,005,971
Edgewater Generation, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/01/2030	3,180	3,198,173
Frontera Generation Holdings LLC
First Lien Term Loan (3 mo. Term SOFR + 13.26%) (Acquired 07/28/2021; Cost $4,144,155)(e)(g)	17.59%	07/28/2026	4,165	6,122,520
Second Lien Term Loan (1 mo. Term SOFR + 1.76%) (Acquired 07/28/2021; Cost $2,719,023)(g)	6.09%	07/28/2028	4,043	3,931,410
Hamilton Projects Acquiror LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/22/2031	2,412	2,424,802
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 11/28/2022-05/06/2025; Cost $6,569,243)(g)	8.59%	08/14/2026	6,975	6,695,252
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(e)	8.59%	08/14/2026	502	482,320
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.55%	08/16/2031	10,854	10,882,027
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	17,189	17,240,900
Term Loan C (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	969	972,060
Talen Energy Supply LLC
Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.81%	12/13/2031	3,404	3,413,658
Term Loan B (3 mo. Term SOFR + 2.50%)	6.81%	05/17/2030	7,206	7,229,303
				85,762,622
Total Variable Rate Senior Loan Interests (Cost $2,524,506,158)				2,399,117,532
			Shares
Common Stocks & Other Equity Interests–6.06%(k)
Automotive–0.01%
Cabonline, Class D (Sweden)(e)			301,850,286	425,055
Cabonline, Class D1 (Sweden)(e)			10,623,352	1,114
Cabonline, Class D2 (Sweden)(e)			9,066,619	477
				426,646
Business Equipment & Services–2.36%
Bloom Parent, Inc.(e)			3,285	3,108,607
Monitronics International, Inc. (Acquired 06/30/2023; Cost $8,930,896)(e)(g)			443,661	15,386,164
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $14,582,747)(e)(g)(l)			162,068	49,422,681
				67,917,452
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(e)			92,541	0
Containers & Glass Products–0.40%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $3,769,108)(e)(g)(l)			864,916	11,633,120
Electronics & Electrical–0.11%
Internap Holding LLC(e)(l)			2,996,076	3,145,880
Mavenir Systems, Inc., Wts.(e)			1,710,612	2
RANGE RED OPER, Inc.(e)			2	0
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(e)(g)			30,037	0
				3,145,882
Forest Products–0.55%
Restoration Forest Products Group LLC(e)(l)			175,329	15,921,606
Home Furnishings–0.13%
Serta Simmons Bedding LLC			347,996	3,653,958
Industrial Equipment–0.03%
North American Lifting Holdings, Inc.(l)			679,193	785,147
Leisure Goods, Activities & Movies–0.66%
Crown Finance US, Inc.			629,533	14,636,643
Crown Finance US, Inc.			3,275	76,144
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

			Shares	Value
Leisure Goods, Activities & Movies–(continued)
Hurtigruten Group AS (Norway)			145,586	$3,803,408
Hurtigruten Norway (Norway)(e)			29,323	335,821
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)			9,989	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)			4,919,597	6
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(e)(g)			3,062,309	3
Vue International Bidco PLC, Class A4 (United Kingdom)(e)(g)			2,134,862	2
				18,852,027
Lodging & Casinos–0.23%
Aimbridge Acquisition Co., Inc.(e)			106,385	6,595,870
Nonferrous Metals & Minerals–0.45%
Murray Energy Corp.			175,987	12,880,048
Oil & Gas–0.72%
McDermott International Ltd.(m)			442,728	6,419,553
Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(e)(g)(m)			18,025	1,262
Seadrill Ltd. (Norway)(m)			1	23
Talos Energy, Inc.(m)			593,532	4,771,997
Tribune Resources LLC(l)			5,811,199	9,370,559
				20,563,394
Surface Transport–0.22%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(e)(g)			35,397	2,882,023
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-05/20/2025; Cost $312,859)(e)(g)(l)			600,690	375,431
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(e)(g)(l)			37,211	3,029,720
				6,287,174
Telecommunications–0.09%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $4,295,205)(g)			286,347	2,195,279
Avaya, Inc. (Acquired 05/01/2023; Cost $778,995)(g)			51,933	398,145
				2,593,424
Utilities–0.10%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(e)(g)(l)			295,967	2,950,791
Total Common Stocks & Other Equity Interests (Cost $177,114,013)				174,206,539
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.28%
Aerospace & Defense–0.24%
Rand Parent LLC (n)	8.50%	02/15/2030	$7,074	6,976,698
Automotive–0.03%
Clarios Global L.P./Clarios US Finance Co. (n)	6.75%	02/15/2030	719	732,844
Building & Development–0.57%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	4,527	4,487,712
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	6,067	5,896,755
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	911	918,427
Quikrete Holdings, Inc.(n)	6.38%	03/01/2032	232	235,917
QXO Building Products, Inc.(n)	6.75%	04/30/2032	2,111	2,169,791
Signal Parent, Inc.(n)	6.13%	04/01/2029	6,686	2,741,260
				16,449,862
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Business Equipment & Services–0.69%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (n)	9.00%	08/01/2029	$10,162	$10,393,185
Allied Universal Holdco LLC(n)	7.88%	02/15/2031	6,739	6,988,606
Boost Newco Borrower LLC(n)	7.50%	01/15/2031	2,313	2,448,736
				19,830,527
Cable & Satellite Television–0.75%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	1,414	1,081,947
Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	18,761	14,706,982
Altice France S.A. (France)(n)	5.50%	10/15/2029	6,838	5,815,040
				21,603,969
Chemicals & Plastics–0.43%
Clydesdale Acquisition Holdings, Inc. (n)	6.75%	04/15/2032	256	258,900
SK Invictus Intermediate II S.a.r.l.(n)	5.00%	10/30/2029	10,605	10,084,698
Windsor Holdings III LLC(n)	8.50%	06/15/2030	1,984	2,101,784
				12,445,382
Electronics & Electrical–0.04%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	1,031	1,086,269
Financial Intermediaries–0.12%
Virgin Media Secured Finance PLC (United Kingdom) (n)	4.50%	08/15/2030	3,741	3,457,247
Food Products–0.32%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026	200	198,999
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031	9,476	8,957,664
				9,156,663
Health Care–0.27%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (j)(n)	1.25%	10/31/2028	2,229	2,233,788
Opal Bidco SAS (France)(n)	6.50%	03/31/2032	1,912	1,911,685
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034	2,479	2,309,345
Raven Acquisition Holdings LLC(n)	6.88%	11/15/2031	1,238	1,235,476
				7,690,294
Industrial Equipment–0.10%
Arsenal AIC Parent LLC (n)	8.00%	10/01/2030	163	171,375
Chart Industries, Inc.(n)	7.50%	01/01/2030	669	699,139
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	1,966	1,988,341
				2,858,855
Insurance–0.48%
Acrisure LLC/Acrisure Finance, Inc. (n)	7.50%	11/06/2030	909	938,587
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	6.50%	10/01/2031	1,707	1,722,798
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	7.00%	01/15/2031	3,408	3,487,982
HUB International Ltd.(n)	7.25%	06/15/2030	1,857	1,935,081
Panther Escrow Issuer LLC(n)	7.13%	06/01/2031	5,520	5,713,912
				13,798,360
Publishing–0.02%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031	660	679,523
Retailers (except Food & Drug)–0.09%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028	2,418	2,533,051
Telecommunications–0.13%
Windstream Services LLC/Windstream Escrow Finance Corp. (n)	8.25%	10/01/2031	3,508	3,653,498
Total U.S. Dollar Denominated Bonds & Notes (Cost $127,488,406)				122,953,042
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Non-U.S. Dollar Denominated Bonds & Notes–3.14%(o)
Air Transport–0.29%
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.25%)	6.78%	02/24/3031	EUR	3,396	$3,792,111
SGL Group ApS (Denmark) (3 mo. EURIBOR + 4.75%)(p)	7.01%	04/22/2030	EUR	4,174	4,686,889
					8,479,000
Automotive–0.15%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $789,499)(g)(n)	10.00%	03/19/2028	SEK	9,067	910,260
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $1,648,768)(g)(n)	12.00%	03/19/2028	SEK	18,133	1,820,521
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $3,724,562)(g)(i)(n)	0.00%	04/19/2029	SEK	35,057	1,645,537
					4,376,318
Building & Development–0.02%
HX Hold Co. Ltd. (Norway)	7.00%	02/12/2030	EUR	499	524,378
Business Equipment & Services–0.05%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	6.44%	05/17/2031	EUR	1,136	1,300,419
Electronics & Electrical–0.06%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(p)	7.75%	02/15/2029	EUR	1,639	1,806,568
Financial Intermediaries–1.17%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 04/01/2021-11/24/2021; Cost $15,511,077)(g)(n)(p)	9.68%	07/15/2030	EUR	13,583	8,077,701
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $592,779)(g)(n)(p)	9.68%	07/15/2030	EUR	1,000	594,692
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020-08/09/2022; Cost $2,142,677)(g)(n)	6.75%	11/01/2025	EUR	2,100	1,681,779
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 03/22/2022-05/10/2022; Cost $9,902,047)(g)(n)(p)	8.43%	05/01/2026	EUR	9,341	7,493,603
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 06/30/2022-11/14/2023; Cost $4,090,836)(g)(n)	6.75%	11/01/2025	EUR	4,000	3,203,389
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	8.00%	12/15/2029	EUR	9,600	10,915,309
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	8.00%	12/15/2029	EUR	1,400	1,591,816
					33,558,289
Food Service–0.29%
Selecta Group B.V. 10.00% PIK Rate, 9.25% Cash Rate (Switzerland)(e)(j)(n)	10.00%	07/01/2026	EUR	8,235	8,321,828
Home Furnishings–0.66%
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	14,141	19,097,046
Industrial Equipment–0.06%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.39%	02/15/2030	EUR	1,537	1,723,158
Surface Transport–0.39%
APCOA Group GmbH (Germany) (3 mo. EURIBOR + 4.13%)(p)	6.40%	04/15/2031	EUR	1,000	1,141,601
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022-03/23/2022; Cost $11,964,652)(g)(n)	6.50%	06/30/2027	GBP	9,042	9,229,486
Zenith Finco PLC (United Kingdom) (Acquired 08/30/2022; Cost $800,513)(g)(n)	6.50%	06/30/2027	GBP	752	767,593
					11,138,680
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $105,439,574)					90,325,684
Asset-Backed Securities–0.71%
Structured Products–0.71%
AGL CLO 1 Ltd., Series 2019-1A, Class ERR (Cayman Islands) (3 mo. Term SOFR + 6.50%) (n)(p)	10.77%	10/20/2034		$1,675	1,637,546
AGL CLO 12 Ltd., Series 2021-12A, Class E (Cayman Islands) (3 mo. Term SOFR + 6.41%)(n)(p)	10.68%	07/20/2034		2,575	2,558,131
Ballyrock CLO 19 Ltd., Series 2022-19A, Class D (3 mo. Term SOFR + 7.11%)(n)(p)	11.38%	04/20/2035		4,175	4,154,025
CIFC Funding Ltd., Series 2014-4RA, Class DRR (Cayman Islands) (3 mo. Term SOFR + 5.80%)(n)(p)	10.08%	01/17/2035		1,250	1,213,036
Empower CLO Ltd., Series 2023-1A, Class ER (Cayman Islands) (3 mo. Term SOFR + 7.34%)(n)(p)	11.65%	04/25/2038		3,500	3,613,477
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Structured Products–(continued)
Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(n)(p)	12.51%	07/15/2036	$2,000	$2,027,732
Rad CLO 19 Ltd., Series 2023-19A, Class D2R (Cayman Islands) (3 mo. Term SOFR + 5.00%)(n)	9.30%	03/20/2038	3,000	3,008,763
Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. Term SOFR + 6.21%)(n)(p)	10.49%	10/25/2031	2,200	2,167,902
Total Asset-Backed Securities (Cost $20,156,732)				20,380,612
			Shares
Preferred Stocks–0.70%(k)
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd.(e)			11,609,066	68,494
Surface Transport–0.70%
Commercial Barge Line Co., Series B, Pfd.(e)			142,554	11,756,428
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(e)(g)(l)			100,115	8,256,484
				20,012,912
Total Preferred Stocks (Cost $17,377,252)				20,081,406

Money Market Funds–3.64%
Invesco Government & Agency Portfolio,Institutional Class, 4.24%(l)(q)			62,729,133	62,729,133
Invesco Treasury Portfolio,Institutional Class, 4.22%(l)(q)			41,817,523	41,817,523
Total Money Market Funds (Cost $104,546,656)				104,546,656
TOTAL INVESTMENTS IN SECURITIES–102.02% (Cost $3,076,628,791)				2,931,611,471
OTHER ASSETS LESS LIABILITIES–(2.02)%				(58,007,983)
NET ASSETS–100.00%				$2,873,603,488
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(g)	Restricted security. The aggregate value of these securities at May 31, 2025 was $270,104,674, which represented 9.40% of the Fund’s Net Assets.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $10,764,895, which represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Securities acquired through the restructuring of senior loans.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,562,551	$429,455,713	$(412,289,131)	$-	$-	$62,729,133	$1,109,073
Invesco Treasury Portfolio, Institutional Class	30,373,136	286,303,808	(274,859,421)	-	-	41,817,523	897,368
Investments in Other Affiliates:
Commercial Barge Line Co., Wts., expiring 04/27/2045	3,514,207	-	-	(484,487)	-	3,029,720	-
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045	9,748,198	-	-	(1,491,714)	-	8,256,484	187,716
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	187,716	187,715	-	-	-	375,431	-
Frontera Generation Holdings LLC	2,950,791	-	-	-	-	2,950,791	-
HGIM Corp.	4,677,040	-	(6,430,930)	5,400,410	(3,646,520)	-	-
Hurtigruten (Explorer II AS), Wts.*	2	-	-	(2)	-	-	-
Internap Holding LLC	3,145,880	-	-	-	-	3,145,880	-
Libbey Glass LLC	13,051,583	-	-	(1,418,463)	-	11,633,120	-
My Alarm Center LLC, Class A	38,235,117	-	-	11,187,564	-	49,422,681	-
North American Lifting Holdings, Inc.	1,103,689	-	-	(318,542)	-	785,147	-
Restoration Forest Products Group LLC	21,102,429	2,862,843	-	(8,043,666)	-	15,921,606	-
Southcross Energy Partners L.P.	3	-	-	29,026,221	(29,026,224)	-	-
Southcross Energy Partners L.P., Series A, Pfd.*	68,493	-	-	-	-	68,493	-
Tribune Resources LLC	7,891,608	-	-	1,478,951	-	9,370,559	1,220,352
Total	$181,612,443	$718,810,079	$(693,579,482)	$35,336,272	$(32,672,744)	$209,506,568	$3,414,509

*	As of August 31, 2024, this security was not considered as an affiliate of the Fund.

(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $223,514,359, which represented 7.78% of the Fund’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.

See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2025	Barclays Bank PLC	USD	4,998,405	EUR	4,500,000	$119,976
06/30/2025	Barclays Bank PLC	USD	79,496	SEK	762,100	126
07/31/2025	Barclays Bank PLC	EUR	1,000,000	USD	1,141,398	1,630
06/30/2025	BNP Paribas S.A.	EUR	78,169,749	USD	89,297,908	386,233
07/31/2025	BNP Paribas S.A.	EUR	76,906,357	USD	87,678,877	23,478
07/31/2025	BNP Paribas S.A.	GBP	9,533,435	USD	12,883,340	35,277
07/31/2025	Canadian Imperial Bank of Commerce	EUR	78,071,605	USD	89,070,333	86,822
07/31/2025	Canadian Imperial Bank of Commerce	GBP	9,677,880	USD	13,074,332	31,602
07/31/2025	Canadian Imperial Bank of Commerce	SEK	49,581,580	USD	5,216,315	25,858
06/30/2025	Morgan Stanley and Co. International PLC	EUR	78,390,354	USD	89,534,072	371,475
07/31/2025	Morgan Stanley and Co. International PLC	GBP	237,190	USD	320,211	553
07/31/2025	Royal Bank of Canada	EUR	78,071,605	USD	88,991,871	8,360
06/30/2025	State Street Bank & Trust Co.	EUR	78,169,749	USD	89,236,240	324,565
06/30/2025	State Street Bank & Trust Co.	USD	5,117,115	EUR	4,500,000	1,266
07/31/2025	State Street Bank & Trust Co.	GBP	9,677,880	USD	13,086,283	43,552
Subtotal—Appreciation						1,460,773
Currency Risk
06/30/2025	Barclays Bank PLC	EUR	2,819,715	USD	3,149,311	(57,884)
06/30/2025	Barclays Bank PLC	GBP	9,945,243	USD	13,254,946	(146,469)
06/30/2025	BNP Paribas S.A.	EUR	4,500,000	USD	5,048,958	(69,422)
06/30/2025	BNP Paribas S.A.	USD	87,496,224	EUR	76,906,357	(21,553)
06/30/2025	BNP Paribas S.A.	USD	12,881,583	GBP	9,533,434	(35,089)
06/30/2025	Canadian Imperial Bank of Commerce	GBP	150,142	USD	200,057	(2,263)
06/30/2025	Canadian Imperial Bank of Commerce	USD	88,884,522	EUR	78,071,605	(84,477)
06/30/2025	Canadian Imperial Bank of Commerce	USD	13,072,593	GBP	9,677,880	(31,456)
06/30/2025	Canadian Imperial Bank of Commerce	USD	5,191,626	SEK	49,444,238	(25,817)
07/31/2025	Canadian Imperial Bank of Commerce	EUR	1,204,008	USD	1,371,469	(821)
06/30/2025	Goldman Sachs International	SEK	147,111	USD	15,257	(113)
06/30/2025	Morgan Stanley and Co. International PLC	GBP	9,396,905	USD	12,518,983	(143,534)
06/30/2025	Royal Bank of Canada	SEK	50,059,226	USD	5,196,440	(33,622)
06/30/2025	Royal Bank of Canada	USD	88,806,451	EUR	78,071,605	(6,406)
06/30/2025	State Street Bank & Trust Co.	GBP	9,396,905	USD	12,513,114	(149,404)
06/30/2025	State Street Bank & Trust Co.	USD	13,084,543	GBP	9,677,880	(43,405)
Subtotal—Depreciation						(851,735)
Total Forward Foreign Currency Contracts						$609,038

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,137,907,074	$261,210,458	$2,399,117,532
Common Stocks & Other Equity Interests	11,191,573	47,799,331	115,215,635	174,206,539
U.S. Dollar Denominated Bonds & Notes	—	122,953,042	—	122,953,042
Non-U.S. Dollar Denominated Bonds & Notes	—	82,003,856	8,321,828	90,325,684
Asset-Backed Securities	—	20,380,612	—	20,380,612
Preferred Stocks	—	—	20,081,406	20,081,406
Money Market Funds	104,546,656	—	—	104,546,656
Total Investments in Securities	115,738,229	2,411,043,915	404,829,327	2,931,611,471
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,460,773	—	1,460,773
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(851,735)	—	(851,735)
Total Other Investments	—	609,038	—	609,038
Total Investments	$115,738,229	$2,411,652,953	$404,829,327	$2,932,220,509

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2025:
	Value 08/31/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/25
Variable Rate Senior Loan Interests	$190,816,267	$122,640,413	$(53,072,315)	$5,169,200	$(14,780,824)	$(18,649,477)	$81,051,059	$(51,963,865)	$261,210,458
Common Stocks & Other Equity Interests	94,334,115	10,231,545	(6,825,863)	—	(32,672,743)	40,720,785	9,427,796	—	115,215,635
Preferred Stocks	24,849,979	—	—	—	—	(4,768,573)	—	—	20,081,406
Non-U.S. Dollar Denominated Bonds & Notes	221,602	7,958,806	(219,386)	318,699	219,386	(177,279)	—	—	8,321,828
Total	$310,221,963	$140,830,764	$(60,117,564)	$5,487,899	$(47,234,181)	$17,125,456	$90,478,855	$(51,963,865)	$404,829,327

*	Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$261,210,458	Discounted Cash Flow Model	Discount Rate	10.58% - 12.86%	11.37%
		Expected Recovery	Anticipated Proceeds	0.00% of Par - 77.00% of Par	59.52% of Par
		Third-Party Pricing	Broker Quote	44.50% of Par - 100.50% of Par	94.19% of Par
Common Stocks & Other Equity Interests	115,215,635	Comparable Companies	EBITDA Multiple	5.50x	-
		Discounted Cash Flow Model	Discount Rate	10.70%	-
			EBITDA Multiple	8.40x	-
Preferred Stocks	20,081,406	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	8,321,828	Expected Recovery	Anticipated Proceeds	89.00% of Par	-
Total	$404,829,327
Invesco Senior Floating Rate Fund